Annual Total Returns - Voya US Stock Index Portfolio (Class ADV I S S2 Shares) [BarChart] - Class ADV I S S2 Shares - Voya US Stock Index Portfolio - Class ADV	May 01, 2021
Bar Chart Table:
2011	1.30%
2012	15.15%
2013	31.40%
2014	12.77%
2015	0.54%
2016	11.11%
2017	20.82%
2018	(5.10%)
2019	30.43%
2020	17.48%